UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21036

Name of Fund:  BlackRock Municipal Bond Trust (BBK)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 05/31/2017

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2017 (Unaudited)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.6%
Opelika Utilities Board, Refunding RB, 4.00%, 6/01/41 (a)	$960	$997,690
Arizona — 9.4%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	2,200	2,360,446
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, 5.00%, 7/01/45 (b)	460	468,556
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A:
3.25%, 1/01/37	1,805	1,774,098
4.00%, 1/01/38	1,250	1,302,550
County of Pinal Arizona Electric District No.3, Refunding RB:
4.75%, 7/01/21 (c)	680	777,954
4.75%, 7/01/31	3,070	3,373,469
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,500	1,801,380
5.00%, 12/01/37	2,065	2,508,645
University Medical Center Corp., RB, 6.50%, 7/01/19 (c)	500	556,335
University Medical Center Corp., Refunding RB, 6.00%, 7/01/21 (c)	900	1,072,431

		15,995,864
Arkansas — 2.2%
City of Benton Arkansas, RB, 4.00%, 6/01/39	505	533,078
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, 4.00%, 10/01/40	840	879,387
City of Little Rock Arkansas, RB, 4.00%, 7/01/41	1,835	1,906,088
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	465	519,433

		3,837,986
California — 23.6%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 8/15/31	1,900	2,171,358
California Health Facilities Financing Authority, Refunding RB, Adventist Health System West, Series A, 3.00%, 3/01/39	710	645,099

Municipal Bonds	Par (000)	Value
California (continued)
California HFA, RB, Home Mortgage, Series G, AMT, 5.05%, 2/01/29	$2,285	$2,288,245
California Infrastructure & Economic Development Bank, Refunding RB, Academy Motion Picture Arts and Sciences, Series A, 4.00%, 11/01/45	1,550	1,595,957
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A, 5.25%, 12/01/56 (b)	225	245,160
Carlsbad California Unified School District, GO, Election of 2006, Series B, 0.00%, 5/01/34 (d)	1,000	1,100,100
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A (BAM), 4.00%, 3/01/42	1,540	1,582,535
Series A-1, 5.75%, 3/01/34	2,000	2,277,000
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 6/01/28	1,925	2,301,280
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 8/01/34 (d)	1,650	1,683,429
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 8/01/38 (e)	8,000	3,388,480
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 8/01/30 (e)	1,500	997,620
0.00%, 8/01/33 (e)	4,000	1,635,480
0.00%, 8/01/39 (d)	2,605	2,492,490
San Diego Community College District, GO, CAB, Election of 2002, 0.00%, 8/01/33 (d)	2,800	3,281,068
State of California, GO, Refunding, Various Purposes:
5.00%, 2/01/38	3,000	3,410,850
4.00%, 10/01/44	1,080	1,125,274
State of California, GO, Various Purposes:
5.75%, 4/01/31	2,000	2,174,240
6.00%, 3/01/33	1,000	1,127,420
6.50%, 4/01/33	1,950	2,148,198

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2017	1

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
California (continued)
State of California, GO, Various Purposes (continued):
5.50%, 3/01/40	$2,350	$2,611,014

		40,282,297
Colorado — 0.7%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,070	1,131,397
Connecticut — 0.9%
Connecticut State Health & Educational Facility Authority, Refunding RB, Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/36	550	593,720
South Central Connecticut Regional Water Authority, Refunding RB, 32nd, Series B, 4.00%, 8/01/36	850	909,202

		1,502,922
Delaware — 2.7%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,200	1,295,688
Delaware Transportation Authority, RB:
5.00%, 6/01/45	2,000	2,241,840
5.00%, 6/01/55	950	1,054,281

		4,591,809
Florida — 3.7%
Capital Trust Agency Inc., RB, M/F Housing, The Gardens Apartment Project, Series A, 4.75%, 7/01/40	600	613,722
County of Miami-Dade Florida, RB, AMT, Seaport Department, Series B, 6.00%, 10/01/31	4,135	4,948,230
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 5.00%, 6/01/36	125	132,134

Municipal Bonds	Par (000)	Value
Florida (continued)
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 5/01/35 (f)(g)	$860	$601,596

		6,295,682
Hawaii — 0.3%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	400	439,484
Idaho — 0.3%
Idaho Health Facilities Authority, RB, St. Lukes Health System Project, Series A, 5.00%, 3/01/39	500	548,495
Illinois — 3.9%
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 1/01/29	1,600	1,672,192
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	870	954,155
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	665	717,376
Illinois Finance Authority, Refunding RB:
OSF Healthcare System, 6.00%, 5/15/39	295	326,367
Roosevelt University Project, 6.50%, 4/01/44	1,000	1,058,070
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	1,150	1,316,693
State of Illinois, GO, 5.00%, 2/01/39	665	670,200

		6,715,053
Kansas — 3.3%
County of Johnson Kansas Unified School District No. 512 Shawnee Mission, GO, Refunding, Series B, 3.00%, 10/01/37	1,210	1,133,201
County of Seward Kansas Unified School District No. 480 Liberal, GO, Refunding:
5.00%, 9/01/39	720	840,542

2	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
Kansas (continued)
County of Seward Kansas Unified School District No. 480 Liberal, GO, Refunding (continued):
5.00%, 9/01/39	$3,280	$3,648,541

		5,622,284
Kentucky — 4.0%
County of Boyle Kentucky, Refunding RB, Centre College of Kentucky, 5.00%, 6/01/37	2,500	2,850,350
County of Louisville & Jefferson Kentucky Metropolitan Government, Refunding RB, Norton Healthcare, Inc., Series A, 4.00%, 10/01/35	545	564,756
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 1/01/40	1,830	1,989,064
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C (d):
0.00%, 7/01/34	500	439,390
0.00%, 7/01/39	830	713,343
0.00%, 7/01/43	270	232,392

		6,789,295
Louisiana — 1.5%
City of Alexandria Louisiana Utilities, RB, 5.00%, 5/01/39	860	957,601
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,050	1,198,733
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 5/01/31	400	443,240

		2,599,574
Maryland — 0.9%
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project:
5.13%, 7/01/36	170	172,188
5.25%, 7/01/44	170	171,926

Municipal Bonds	Par (000)	Value
Maryland (continued)
County of Montgomery Maryland, RB, Trinity Health Credit Group, 5.00%, 12/01/45	$1,000	$1,134,780

		1,478,894
Massachusetts — 3.1%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 1/01/47	630	699,855
Dana-Farber Cancer Institute Issue, Series N, 5.00%, 12/01/46	390	444,717
Emerson College Issue, Series A, 5.25%, 1/01/42	565	645,885
Massachusetts Development Finance Agency, Refunding RB:
Emmanuel College Issue, Series A, 4.00%, 10/01/46	865	872,353
International Charter School, 5.00%, 4/15/40	400	428,440
Suffolk University, 4.00%, 7/01/39	870	888,096
WGBH Educational Foundation Issue, 3.00%, 1/01/42	1,415	1,261,458

		5,240,804
Michigan — 2.4%
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 7/01/44	240	256,970
Michigan Finance Authority, Refunding RB, Henry Ford Health System, 4.00%, 11/15/46	1,540	1,561,807
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	2,100	2,178,036
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	40	42,700

		4,039,513
Minnesota — 4.9%
City of Maple Grove Minnesota, Refunding RB, Maple Grove Hospital, Corp.:
3.50%, 5/01/34	190	190,946
4.00%, 5/01/37	880	906,893

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2017	3

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
Minnesota (continued)
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	$3,890	$4,164,362
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding ARB, Sub Series D, AMT, 5.00%, 1/01/41	290	328,431
Minnesota Higher Education Facilities Authority, RB:
Augsburg College, Series B, 4.25%, 5/01/40	1,185	1,188,140
College of St. Benedict, Series 8-K, 5.00%, 3/01/37	660	739,840
College of St. Benedict, Series 8-K, 4.00%, 3/01/43	385	395,580
Minnesota Higher Education Facilities Authority, Refunding RB, University of St. Thomas, Series 8-L, 4.00%, 4/01/39	380	398,441

		8,312,633
Mississippi — 1.9%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	400	442,604
Mississippi Development Bank, RB, Special Obligation:
CAB, Hinds Community College District (AGM), 5.00%, 4/01/36	845	916,580
County of Jackson Limited Tax Note (AGC), 5.50%, 7/01/32	1,750	1,883,490

		3,242,674
Missouri — 3.1%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	900	965,826
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/31	500	559,230
A.T. Still University of Health Sciences, 4.25%, 10/01/32	320	340,624
A.T. Still University of Health Sciences, 5.00%, 10/01/39	500	557,575
Heartland Regional Medical Center, 4.13%, 2/15/43	300	311,025

Municipal Bonds	Par (000)	Value
Missouri (continued)
Missouri State Health & Educational Facilities Authority, RB (continued):
University of Central Missouri, Series C-2, 5.00%, 10/01/34	$1,000	$1,124,980
Missouri State Health & Educational Facilities Authority, Refunding RB, Kansas City University of Medicine and Biosciences, Series A:
5.00%, 6/01/42	540	613,218
5.00%, 6/01/47	770	870,131

		5,342,609
Montana — 0.7%
County of Cascade Montana High School District A Great Falls, GO:
4.00%, 7/01/34	570	620,821
4.00%, 7/01/35	550	597,042

		1,217,863
Nebraska — 3.1%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.00%, 9/01/42	600	645,174
County of Douglas Nebraska Hospital Authority No. 3, Refunding RB, Health Facilities Nebraska Methodist Health System, 5.00%, 11/01/45	400	444,636
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Nebraska Medicine:
3.00%, 5/15/46	1,925	1,680,544
4.00%, 5/15/51	975	997,854
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 1/01/32	250	283,625
4.00%, 1/01/44	400	409,584
Public Power Generation Agency, Refunding RB, 3.13%, 1/01/35	960	923,405

		5,384,822
Nevada — 1.2%
City of Las Vegas Nevada, RB, Special Assessment, No. 809 Summerlin Area, 5.65%, 6/01/23	1,025	1,014,494

4	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
Nevada (continued)
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, Series A-2, 4.25%, 7/01/36	$1,000	$1,065,400

		2,079,894
New Jersey — 12.1%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 7/01/46	850	879,453
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (f)(g)	915	35,465
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	660	742,183
Goethals Bridge Replacement Project (AGM), 5.13%, 7/01/42	200	220,254
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,500	8,838,000
New Jersey Educational Facilities Authority, Refunding RB, College of New Jersey, Series G, 3.50%, 7/01/31	900	916,893
New Jersey Health Care Facilities Financing Authority, Refunding RB, Series A:
RWJ Barnabas Health Obligated Group, 4.00%, 7/01/43	1,945	2,007,823
St. Barnabas Health Care System, 4.63%, 7/01/21 (c)	510	580,273
St. Barnabas Health Care System, 5.63%, 7/01/21 (c)	1,700	2,002,583
St. Barnabas Health Care System, 5.00%, 7/01/25	500	569,305
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.50%, 10/01/38	15	15,449
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 1/01/45	1,860	2,093,132
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35 (e)	1,000	386,780

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation Program, Series AA, 5.00%, 6/15/45	$900	$917,280
Transportation Program, Series AA, 5.00%, 6/15/46	400	407,680

		20,612,553
New Mexico — 1.1%
New Mexico Finance Authority, RB, Senior Lien, Series A:
3.25%, 6/01/33	545	560,500
3.25%, 6/01/34	840	855,968
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	450	508,478

		1,924,946
New York — 6.4%
City of New York New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	925	927,202
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	900	937,413
Counties of New York Tobacco Trust VI, Refunding RB, Settlement Pass-Through Turbo, Series C, 4.00%, 6/01/51	500	474,010
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	1,160	1,153,423
Metropolitan Transportation Authority, Refunding RB, Green Bond, Climate Bond Certified, Sub-Series B-2:
3.13%, 11/15/33	2,310	2,330,351
4.00%, 11/15/34	1,000	1,091,980
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	850	937,473
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	800	870,840

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2017	5

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB (continued):
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)	$405	$441,677
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 8/01/31	1,295	1,379,317
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	400	402,036

		10,945,722
North Dakota — 0.3%
County of Burleigh North Dakota, Refunding RB, St. Alexius Medical Center Project, Series A, 5.00%, 7/01/21 (c)	480	551,640
Ohio — 1.2%
City of Dayton Ohio Airport Revenue, Refunding ARB, James M. Cox Dayton International Airport, Series A (AGM), AMT, 4.00%, 12/01/32	2,000	2,072,460
Oklahoma — 2.4%
Norman Oklahoma Regional Hospital Authority, Refunding RB, 4.00%, 9/01/37	1,275	1,308,698
Oklahoma City Public Property Authority, Refunding RB, 5.00%, 10/01/39	720	809,071
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 8/01/57	820	897,998
Oklahoma Water Resources Board, RB, Clean Water Program, 4.00%, 4/01/40	990	1,047,975

		4,063,742
Oregon — 3.2%
County of Lane Oregon School District No. 19 Springfield, GO, CAB, Series B, 0.00%, 6/15/40 (e)	1,000	402,080

Municipal Bonds	Par (000)	Value
Oregon (continued)
Klamath Falls Intercommunity Hospital Authority, Refunding RB, Sky Lakes Medical Center Project:
3.00%, 9/01/35	$705	$660,451
3.00%, 9/01/41	350	312,543
Oregon Health & Science University, RB, Series A, 4.00%, 7/01/37	675	716,425
State of Oregon Facilities Authority, Refunding RB, Legacy Health Project, Series A, 4.00%, 6/01/41	1,630	1,691,174
State of Oregon State Facilities Authority, Refunding RB, University of Portland Project, Series A, 5.00%, 4/01/45	1,475	1,664,154

		5,446,827
Pennsylvania — 4.4%
County of Allegheny Pennsylvania IDA, Refunding RB, U.S. Steel Corp. Project, 6.55%, 12/01/27	1,695	1,698,254
Delaware River Port Authority, RB:
4.50%, 1/01/32	1,500	1,654,200
Series D (AGM), 5.00%, 1/01/40	2,600	2,824,172
Pottsville Hospital Authority, Refunding RB, Lehigh Valley Health Network, Series B, 5.00%, 7/01/45	1,250	1,387,525

		7,564,151
Puerto Rico — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 5/15/39	940	944,606
5.63%, 5/15/43	890	890,579

		1,835,185
Rhode Island — 4.9%
Rhode Island Commerce Corp., RB, Airport Corp., Series D:
5.00%, 7/01/41	270	304,409
5.00%, 7/01/46	335	376,017
Rhode Island Health & Educational Building Corp., Refunding RB, Series A (AGM), 3.75%, 5/15/32	1,155	1,196,476
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	1,540	1,751,766

6	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
Rhode Island (continued)
State of Rhode Island, COP, School for the Deaf Project, Series C (AGC), 5.38%, 4/01/28	$900	$960,534
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/40	1,000	1,081,400
Series B, 4.50%, 6/01/45	2,730	2,762,951

		8,433,553
South Dakota — 0.9%
Dakota Valley School District No. 61-8, GO, Refunding, 3.00%, 7/15/39	1,730	1,591,496
Tennessee — 3.3%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/40	1,950	2,073,825
County of Chattanooga-Hamilton Tennessee Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44	875	932,951
County of Knox Tennessee Health Educational & Housing Facility Board, RB, University Health System, Inc., 4.00%, 9/01/40	755	778,549
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A, 5.38%, 11/01/28	275	301,595
Johnson City Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 8/15/42	800	859,768
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Health & Educational Facilities Board, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	675	762,716

		5,709,404
Texas — 8.6%
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41 (e)	11,690	3,586,843

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	$1,500	$1,671,225
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/38 (e)	10,760	4,373,079
Leander ISD, CAB, Series D, 0.00%, 8/15/35 (e)	4,000	1,912,280
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	760	867,996
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 6/30/40	2,000	2,270,140

		14,681,563
Utah — 0.2%
Utah State Charter School Finance Authority, Refunding RB, Mountainville Academy, 4.00%, 4/15/42	400	410,880
Vermont — 0.8%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/37	500	526,615
Vermont Student Assistance Corp., RB, Series A, 4.13%, 6/15/30	810	849,139

		1,375,754
Virginia — 0.8%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.38%, 3/01/36	490	491,867
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	725	818,612

		1,310,479
West Virginia — 0.3%
County of Berkeley West Virginia Public Service Sewer District, Refunding RB, Series B (BAM), 5.00%, 6/01/36	385	436,247

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2017	7

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
Wisconsin — 1.7%
Public Finance Authority, Refunding RB, National Gypsum Co., AMT, 4.00%, 8/01/35	$280	$271,499
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Medical College of Wisconsin, Inc., 4.00%, 12/01/46	600	619,008
The Monroe Clinic, Inc., 3.00%, 2/15/35	575	536,555
The Monroe Clinic, Inc., 4.00%, 2/15/38	770	796,111
WPPI Energy Power Supply Systems, Refunding RB, Series A, 5.00%, 7/01/37	665	751,098

		2,974,271
Total Municipal Bonds — 132.1%		225,630,411

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
Colorado — 2.3%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 5/01/18 (c)	3,750	3,892,500
Connecticut — 1.7%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	2,611	2,969,542
Georgia — 2.7%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/43	4,003	4,648,991
New Jersey — 0.8%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (i)	1,400	1,447,569
New York — 12.8%
City of New York New York, GO, Fiscal 2015, Series B, 4.00%, 8/01/32	3,990	4,363,903
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18 (c)	104	108,803
5.75%, 6/15/40	346	363,885

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
New York (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2013, Series CC, 5.00%, 6/15/47	$6,000	$6,793,246
Series FF-2, 5.50%, 6/15/40	405	440,332
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (i)	2,500	2,848,143
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,505	2,851,781
State of New York Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/18 (c)	2,199	2,298,054
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	1,560	1,782,908

		21,851,055
Ohio — 2.0%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 4/28/18 (c)	1,260	1,307,099
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,000	2,048,460

		3,355,559
Texas — 1.1%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	1,580	1,791,910
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.4%		39,957,126
Total Long-Term Investments (Cost — $246,822,939) — 155.5%		265,587,537

8	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.60% (j)(k)	4,179,195	$4,180,031
Total Short-Term Securities (Cost — $4,180,031) — 2.5%		4,180,031
Total Investments (Cost — $251,002,970*) — 158.0%		269,767,568
Other Assets Less Liabilities — 2.0%		3,359,537
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.2)%		(22,466,136)
VMTP Shares, at Liquidation Value — (46.8)%		(79,900,000)

Net Assets Applicable to Common Shares — 100.0%		$170,760,969

*	As of May 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$228,656,060

Gross unrealized appreciation	$20,822,804
Gross unrealized depreciation	(2,115,029)

Net unrealized appreciation	$18,707,775

Notes to Schedule of Investments

(a)	When-issued security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	Zero-coupon bond.

(f)	Non-income producing security.

(g)	Issuer filed for bankruptcy and/or is in default.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(i)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between February 15, 2019 to June 15, 2019, is $2,411,645.

(j)	During the period ended May 31, 2017, investments in issuers considered to be affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at May 31, 2017	Value at May 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,139,553	2,039,642	4,179,195	$4,180,031	$9,967	$1,094	—

[1]	Includes net capital gain distributions.

(k)	Current yield as of period end.

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2017	9

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(24)	5-Year U.S. Treasury Note	September 2017	$2,839,500	$(4,193)
(64)	10-Year U.S. Treasury Note	September 2017	$8,083,000	(24,325)
(74)	Long U.S. Treasury Bond	September 2017	$11,382,125	(92,603)
(18)	Ultra U.S. Treasury Bond	September 2017	$2,972,250	(35,698)
Total				$(156,819)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the

10	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2017

Schedule of Investments (concluded)	BlackRock Municipal Bond Trust (BBK)

BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$265,587,537	—	$265,587,537
Short-Term Securities	$4,180,031	—	—	4,180,031

Total	$4,180,031	$265,587,537	—	$269,767,568

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(156,819)	—	—	$(156,819)

[1] See above schedule of investments for values in each state or political sub-division.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(22,403,733)	—	$(22,403,733)
VMTP Shares at Liquidation Value	—	(79,900,000)	—	(79,900,000)

Total	—	$(102,303,733)	—	$(102,303,733)

During the period ended May 31, 2017, there were no transfers between levels.

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2017	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date: July 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date: July 24, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Trust

Date: July 24, 2017